DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair value measurement as of December 31, 2025
	Quoted prices in
	active markets for
	identical assets and	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	657,477	—	657,477
Other non-current financial assets	—	142,975,857	—	142,975,857
Total assets	—	143,633,334	—	143,633,334
Liabilities
Other current financial liabilities	—	3,617,715	—	3,617,715
Other non-current financial liabilities	—	76,644,920	—	76,644,920
Total liabilities	—	80,262,635	—	80,262,635

	Fair value measurement as of December 31, 2024
	Quoted prices in
	active markets for
	identical assets and	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	4,105,005	—	4,105,005
Other non-current financial assets	—	144,550,766	—	144,550,766
Total assets	—	148,655,771	—	148,655,771
Liabilities
Other current financial liabilities	—	361,384	—	361,384
Other non-current financial liabilities	—	41,788,078	—	41,788,078
Total liabilities	—	42,149,462	—	42,149,462